Expense Example - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Capital Development Fund - Class A
Expense Example:
1 year	$ 657
3 years	831
5 years	1,019
10 years	1,564
Fidelity Advisor Capital Development Fund - Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,849
Fidelity Advisor Capital Development Fund - Class M
Expense Example:
1 year	480
3 years	754
5 years	1,048
10 years	1,885
Fidelity Advisor Capital Development Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894